TANGIBLE ASSETS - Biological Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 104,857	$ 84,206
In production | African Palm Plantation
Disclosure of detailed information about biological assets [line items]
Biological assets	32,509	29,783
In production | Rubber Plantation
Disclosure of detailed information about biological assets [line items]
Biological assets	57,698	41,533
Other biological assets | Rubber Plantation
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 14,650	$ 12,890